Goodwill and intangible assets	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Goodwill and intangible assets

5. Goodwill and intangible assets

The movement in goodwill balance is given below:

	Year ended March 31,
	2018		2019
Balance at the beginning of the year	₹	125,796	₹	117,584
Translation adjustment		2,970		4,529
Disposal (Refer Note 22)		—		(4,893)
Acquisition through business combination		1,172		—
Assets reclassified as held for sale		(12,354)		(240)

Balance at the end of the year	₹	117,584	₹	116,980

Acquisition through business combinations for the year ended March 31, 2018, includes goodwill recognized on four acquisitions. Also refer Note 6 to the consolidated financial statements.

The Company is organized by three operating segments: IT Services, IT Products and India State Run Enterprise. Goodwill as at March 31, 2018 and 2019 has been allocated to the IT Services operating segment.

Goodwill recognized on business combinations is allocated to Cash Generating Units (CGUs), within the IT Services operating segment, which are expected to benefit from the synergies of the acquisitions.

During the year ended March 31, 2019, the Company realigned its CGUs (also refer Note 30). Consequently, goodwill has been allocated to the new CGUs as at March 31, 2019 as follows:

CGUs	As at March 31, 2019
Banking Financial Services and Insurance (BFSI)	₹	17,713
Healthcare and Life Sciences (Health BU)		50,670
Consumer (CBU)		13,587
Energy, Natural Resources and Utilities (ENU)		15,203
Manufacturing (MFG)		8,991
Technology (TECH)		9,846
Communication (COMM)		970

	₹	116,980

Following table presents the allocation of goodwill to the CGUs for the year ended March 31, 2018:

CGUs	As at March 31, 2018
Banking Financial Services and Insurance (BFSI)	₹	17,475
Healthcare and Life Sciences (HLS)		49,085
Consumer (CBU)		14,776
Energy, Natural Resources and Utilities (ENU)		14,863
Manufacturing and Technology (MNT)		20,406
Communication (COMM)		979

	₹	117,584

For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Company’s operating segment. Goodwill is tested for impairment at least annually in accordance with the Company’s procedure for determining the recoverable value of each CGU.

The recoverable amount of the CGU is determined on the basis of Fair Value Less Cost of Disposal (FVLCD). The FVLCD of the CGU is determined based on the market capitalization approach, using the turnover and earnings multiples derived from observable market data. The fair value measurement is categorized as a level 2 fair value based on the inputs in the valuation techniques used.

Based on the above testing, no impairment was identified as at March 31, 2018 and 2019, as the recoverable value of the CGUs exceeded the carrying value. Further, none of the CGU’s tested for impairment as at March 31, 2018 and 2019 were at risk of impairment. An analysis of the calculation’s sensitivity to a change in the key parameters (turnover and earnings multiples), did not identify any probable scenarios where the CGU’s recoverable amount would fall below its carrying amount.

The movement in intangible assets is given below:

	Intangible assets
	Customer related		Marketing related		Total
Gross carrying value:
As at April 1, 2017	₹	20,528	₹	6,279	₹	26,807
Translation adjustment		493		103		596
Acquisition through business combinations		5,565		169		5,734

As at March 31, 2018	₹	26,586	₹	6,551	₹	33,137
Accumulated amortization/ impairment:
As at April 1, 2017	₹	9,264	₹	1,621	₹	10,885
Translation adjustment		14		11		25
Amortization and impairment *		2,985		1,129		4,114

As at March 31, 2018	₹	12,263	₹	2,761	₹	15,024

Net carrying value as at March 31, 2018	₹	14,323	₹	3,790	₹	18,113

Gross carrying value:
As at April 1, 2018	₹	26,586	₹	6,551	₹	33,137
Translation adjustment		555		217		772
Disposal (Refer Note 22)		(217)		(823)		(1,040)

As at March 31, 2019	₹	26,924	₹	5,945	₹	32,869
Accumulated amortization/ impairment:
As at April 1, 2018	₹	12,263	₹	2,761	₹	15,024
Translation adjustment		35		64		99
Amortization and impairment *		3,148		1,136		4,284
Disposal (Refer Note 22)		(101)		(199)		(300)

As at March 31, 2019	₹	15,345	₹	3,762	₹	19,107

Net carrying value as at March 31, 2019	₹	11,579	₹	2,183	₹	13,762

*	includes impairment charge on certain intangible assets recognized on acquisitions, amounting to ₹ 3,056, ₹ 643 and ₹ 838 for the year ended March 31, 2017, 2018 and 2019, respectively.

Amortization and impairment expense on intangible assets is included in selling and marketing expenses in the consolidated statement of income.

Acquisition through business combinations for the year ended March 31, 2018, primarily includes intangible assets recognized on four acquisitions. Also refer Note 6 to the Consolidated financial statements.

As at March 31, 2019, the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Estimated remaining amortization period
Global oil and gas information technology practice of the Commercial Business Services, Business Unit of Science Applications International Corporation	1.25 – 2.25 years
Promax Application Group	3.25 years
Opus Capital Markets Consultants LLC	1.75 years
ATCO I-Tek	5.50 years
Designit AS	1.25 years
Cellent AG	1.75 – 3.75 years
Appirio Inc.	2.75 years
Other entities	1 – 13.25 years